Shareholders' Equity (Details)						3 Months Ended	10 Months Ended	12 Months Ended
		Nov. 21, 2017 shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 29, 2017	Sep. 22, 2017	Dec. 31, 2018 USD ($) Vote $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares
Shareholders' Equity [Abstract]
Capital shares, shares authorized (in shares)						2,000,000,000
Capital shares, par value (in dollars per share) | $ / shares						$ 0.001
Common shares, authorized (in shares)			1,950,000,000			1,950,000,000	1,950,000,000	1,950,000,000
Preferred shares, shares authorized (in shares)			50,000,000			50,000,000	50,000,000	50,000,000
Common shares, shares issued (in shares)			2,400,000			2,400,000	2,400,000	2,400,000
Common Shares [Abstract]
Number of votes per share | Vote						1
Preferred Shares [Abstract]
Total shares outstanding (in shares)			492,000			492,000	492,000	492,000
Par value | $			$ 492			$ 492	$ 492	$ 492
Carrying Value | $			$ 7,612,108			7,612,108	7,612,108	7,612,108
Issuance cost | $						$ 0	$ 0	$ 0
Number of preferred share purchase rights declared as dividend for each outstanding common share (in shares)		1
Minimum [Member]
Shareholders' Equity [Abstract]
Reverse stock split ratio				0.5
Maximum [Member]
Shareholders' Equity [Abstract]
Reverse stock split ratio				0.001
Series A Preferred Shares [Member]
Shareholders' Equity [Abstract]
Preferred shares, issued (in shares)			480,000			480,000	480,000	480,000
Fair value of preferred stock | $						$ 2,740,000
Preferred Shares [Abstract]
Initial issuance date						Sep. 22, 2017
Total shares outstanding (in shares)			480,000			480,000	480,000	480,000
Liquidation preference per share (in dollars per share) | $ / shares			$ 25			$ 25	$ 25	$ 25
Par value | $			$ 480			$ 480	$ 480	$ 480
Carrying Value | $	[1]		2,740,480			$ 2,740,480	$ 2,740,480	$ 2,740,480
Dividend rate					9.75%	9.75%	9.75%	9.75%
Multiplier increase in dividend rate for dividend arrearage						1.30
Cumulative dividend in arrears | $			$ 29,250			$ 2,668,770		$ 1,676,025
Percentage of common stock price paid if redemption price is paid in common shares						90.00%
Threshold consecutive trading days						5 days
Series B Preferred Shares [Member]
Shareholders' Equity [Abstract]
Preferred shares, issued (in shares)			12,000			12,000	12,000	12,000
Preferred Shares [Abstract]
Initial issuance date						Sep. 22, 2017
Total shares outstanding (in shares)			12,000			12,000	12,000	12,000
Liquidation preference per share (in dollars per share) | $ / shares			$ 0			$ 0	$ 0	$ 0
Par value | $			$ 12			$ 12	$ 12	$ 12
Carrying Value | $	[1]		12			$ 12	12	12
Number of votes per share | Vote						100,000
Series C Preferred Shares [Member]
Shareholders' Equity [Abstract]
Preferred shares, shares authorized (in shares)						1,000,000
Preferred Shares [Abstract]
Total shares outstanding (in shares)						0
Preferred Shares [Member]
Preferred Shares [Abstract]
Carrying Value | $	[1]		$ 2,740,492			$ 2,740,492	$ 2,740,492	$ 2,740,492

[1]	There are no issuance costs.